Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,135	€ 1,363
Payables due to brokers and agents	399	296
Payables out of reinsurance	1,218	1,597
Social security and taxes payable	110	117
Income tax payable	2	(1)
Investment creditors	1,068	940
Cash collateral on derivative transactions	6,118	4,243
Cash collateral on securities lended	2,053	2,146
Cash collateral - other	74	59
Repurchase agreements	962	719
Short term deposits	105
Commercial paper	72	58
Lease liabilities	266	311
Other creditors	3,100	2,968
At December 31	16,685	14,816	€ 13,451
Current	16,111	14,093
Non-current	€ 575	€ 722